Notes to the consolidated cash flow statement (Tables)	12 Months Ended
Sep. 30, 2022
Notes to the cash flow statements
Summary of reconciliation of net cash provided by/(used in) operating activities to net profit for the year

	Consolidated			Parent Entity
$m	2022	2021	2020	2022	2021
Net profit for the year	5,699	5,463	2,292	12,178	4,613
Adjustments:
Depreciation, amortisation and impairment	1,581	3,054	2,473	1,304	2,775
Impairment charges	524	(348)	3,371	629	(222)
Net decrease/(increase) in current and deferred tax	427	350	(1,112)	139	(195)
(Increase)/decrease in accrued interest receivable	(544)	183	239	(499)	173
(Decrease)/increase in accrued interest payable	794	(423)	(1,260)	645	(340)
(Decrease)/increase in provisions	(621)	(1,716)	1,925	(549)	(1,722)
Other non-cash items	1,869	(253)	(693)	(4,416)	1,067
Cash flows from operating activities before changes in operating assets and liabilities	9,729	6,310	7,235	9,431	6,149
Net (increase)/decrease in:
Collateral paid	(1,524)	305	348	(1,658)	339
Trading securities and financial assets measured at FVIS	(3,750)	19,316	(8,756)	(3,890)	18,625
Derivative financial instruments	2,451	(2,420)	1,851	380	(1,874)
Loans	(36,345)	(15,098)	18,272	(32,696)	(11,228)
Other financial assets	279	(274)	273	(186)	258
Life insurance assets and life insurance liabilities	266	(593)	(277)	-	-
Other assets	20	6	70	37	(23)
Net increase/(decrease) in:
Collateral received	3,643	93	(1,096)	3,744	312
Deposits and other borrowings	35,054	33,737	28,910	33,586	28,696
Other financial liabilities	7,120	9,036	11,817	5,939	6,500
Other liabilities	11	(8)	4	41	(4)
Net cash provided by/(used in) operating activities	16,954	50,410	58,651	14,728	47,750

Summary of the assets and liabilities over which control ceased

	Consolidated			Parent Entity
$m	2022	2021	2020	2022	2021
Assets
Cash and balances with central banks	169	50	-	-	-
Trading securities and financial assets measured at FVIS	-	409	-	-	-
Loans	965	369	-	965	-
Other financial assets	66	688	-	-	-
Life insurance assets	2,366	-	-	-	-
Property and equipment	-	29	-	-	-
Deferred tax assets	39	4	-	-	-
Intangible assets	-	243	-	-	-
Other assets	168	226	-	-	-
Total assets	3,773	2,018	-	965	-
Liabilities
Other financial liabilities	34	110	-	-	-
Current tax liabilities	2	-	-	-	-
Life insurance liabilities	185	-	-	-	-
Provisions	52	9	-	4	-
Deferred tax liabilities	34	-	-	-	-
Other liabilities	213	720	-	-	-
Total liabilities	520	839	-	4	-
Total equity attributable to owners of WBC	3,253	1,179	-	961	-
Cash proceeds received (net of transaction costs)	2,284	1,322	-	1,013	-
Expected receivable (completion settlement)/deferred consideration	146	45	-	118	-
Total consideration	2,430	1,367	-	1,131	-
Gain/(loss) on disposal	(823)	188	-	170	-
Reconciliation of cash proceeds from disposal:
Cash proceeds received (net of transaction costs)	2,284	1,322	-	1,013	-
Less: Cash deconsolidated	(169)	(50)	-	-	-
Cash consideration (paid)/received (net of transaction costs and cash held)	2,115	1,272	-	1,013	-

Schedule of non-cash financing activities

	Consolidated			Parent Entity
$m	2022	2021	2020	2022	2021
Shares issued under the dividend reinvestment plan	-	401	273	-	401
Increase in lease liabilities	244	199	177	226	114

Schedule of cash and balances with central banks

	Consolidated		Parent Entity
$m	2022	2021	2022	2021
Cash and cash at bank	14,711	16,504	14,226	16,156
Exchange settlement accounts	90,243	54,587	80,767	46,412
Regulatory deposits with central banks	303	262	189	186
Total cash and balances with central banks	105,257	71,353	95,182	62,754